CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2009 Public Offering	Dec. 31, 2009 Third Party Allotment	Dec. 31, 2010 Private Placement
Issuance of shares, expenses	$ 2,914,056	$ 288,000	$ 863,676